Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ 109	$ (978)	$ (293)
Adjustments to reconcile net (loss) income to net cash
Depreciation of property, plant and equipment	9	159	209
Amortization of operating lease right-of-use assets	600	599	932
Expected credit loss provision	66	(513)	504
Write-down of inventories	71	86	67
Impairment of property, plant and equipment		335
Impairment of operating lease right of use assets		527
Gain on disposal of property, plant and equipment	(333)	(16)	(7)
Share-based compensation expenses	61	58	89
Changes in operating assets and liabilities:
Accounts receivable	168	1,133	(145)
Deferred tax		(107)	(12)
Inventories	356	(272)	794
Prepaid expenses and other current assets	(230)	46	93
Accounts payable	(326)	36	148
Accrued expenses and other current liabilities	(511)	(118)	(461)
Operating lease liabilities	(576)	(527)	(888)
Income tax payable		(59)	(11)
Income tax recoverable		3	4
Long-term accrued expenses	(17)	23	17
Long-term deposits	193		(231)
Net cash provided by (used in) operating activities	(360)	415	809
Cash flows from investing activities:
Withdrawal of time deposits			1,075
Disposal of a subsidiary			0
Purchase of property, plant and equipment	(101)	(118)	(92)
Proceeds from disposal of property, plant and equipment	333	16	8
Net cash provided by (used in) investing activities	232	(102)	991
Cash flows from financing activities:
Shares issued/(cancelled)	0	0	1
Share options exercised		59	98
Cash dividends paid	(492)	(616)	(1,019)
Net cash used in financing activities	(492)	(557)	(920)
Net increase (decrease) in cash and cash equivalents	(620)	(244)	880
Cash and cash equivalents at the beginning of year	6,601	6,952	6,010
Effect of exchange rate changes on cash and cash equivalents	(9)	(107)	62
Cash and cash equivalents at the end of year	5,972	6,601	6,952
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 38	$ 3	$ (1)